Postretirement benefit plans - Benefit obligations and plan assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Funded status (FVPA – BO) at end of year	$ (98)	$ (215)
U.S. defined benefit plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,098	959
Service cost	26	24	22
Interest cost	45	44	46
Participant contributions	0	0
Benefits paid	(9)	(45)
Medicare subsidy	0	0
Actuarial (gain) loss	(27)	116
Settlements	(178)	0
Curtailments	0	1
Special termination benefit losses (gains)	0	(1)
Plan amendments	0	0
Effects of exchange rate changes	0	0
Other	0	0
Benefit obligation at end of year (BO)	955	1,098	959
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1,071	914
Actual return on plan assets	1	95
Employer contributions (funding of qualified plans)	43	104
Employer contributions (payments for non-qualified plans)	13	3
Participant contributions	0	0
Benefits paid	(9)	(45)
Settlements	(178)	0
Effects of exchange rate changes	0	0
Other	0	0
Fair value of plan assets at end of year (FVPA)	941	1,071	914
Funded status (FVPA – BO) at end of year	(14)	(27)
U.S. retiree health care plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	509	521
Service cost	5	5	4
Interest cost	20	25	25
Participant contributions	18	17
Benefits paid	(47)	(47)
Medicare subsidy	3	5
Actuarial (gain) loss	(36)	(17)
Settlements	0	0
Curtailments	0	(1)
Special termination benefit losses (gains)	0	0
Plan amendments	0	1
Effects of exchange rate changes	0	0
Other	0	0
Benefit obligation at end of year (BO)	472	509	521
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	517	431
Actual return on plan assets	41	37
Employer contributions (funding of qualified plans)	0	78
Employer contributions (payments for non-qualified plans)	0	0
Participant contributions	18	17
Benefits paid	(45)	(46)
Settlements	0	0
Effects of exchange rate changes	0	0
Other	(46)	0
Fair value of plan assets at end of year (FVPA)	485	517	431
Funded status (FVPA – BO) at end of year	13	8
Non-U.S. defined benefit plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2,414	2,748
Service cost	41	45	41
Interest cost	61	75	69
Participant contributions	1	1
Benefits paid	(81)	(83)
Medicare subsidy	0	0
Actuarial (gain) loss	96	222
Settlements	(30)	(533)
Curtailments	(28)	0
Special termination benefit losses (gains)	0	0
Plan amendments	0	0
Effects of exchange rate changes	(237)	(61)
Other	39	0
Benefit obligation at end of year (BO)	2,276	2,414	2,748
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,218	2,211
Actual return on plan assets	201	207
Employer contributions (funding of qualified plans)	62	134
Employer contributions (payments for non-qualified plans)	0	0
Participant contributions	1	1
Benefits paid	(81)	(83)
Settlements	(30)	(196)
Effects of exchange rate changes	(232)	(56)
Other	40	0
Fair value of plan assets at end of year (FVPA)	2,179	2,218	2,211
Funded status (FVPA – BO) at end of year	$ (97)	$ (196)